RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Salaries, Benefits, And Consulting Fees	$ 439	$ 235
Share-based Payments	157	488
Total Key Management Personnel Compensation	$ 596	$ 723